ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES

25.ORDINARY SHARES

Upon completion of the Company’s IPO on July 26, 2018, 169,239,905 Class A ordinary shares were issued upon conversion of all redeemable convertible preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to twenty votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

Upon completion of the Company’s IPO, 8,000,000 Class A ordinary shares (4,000,000 ADS equivalent) were issued on July 30, 2018, and 600,000 Class A ordinary shares (300,000 ADS equivalent) were issued on August 6, 2018 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.

On June 17, 2019, one Class A ordinary share was cancelled. On June 26, 2019, 609,805 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares. On August 14, 2019, 1,737,238 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares.

On May 27, 2020, one Class A ordinary share was cancelled. On September 14, 2020, 2,000,000 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares.

On April 27, 2021, 2,000,000 shares Class B ordinary shares were converted to equivalent number of Class A ordinary shares.

On January 19, 2024, 2,322,796 Class A ordinary shares were cancelled. On January 22, 2024, 5,453,090 Class A ordinary shares were cancelled.

As of December 31, 2024, there were 222,055,327 and 72,978,677 Class A and Class B ordinary shares issued, 134,586,659 and 72,978,677 Class A and Class B ordinary shares outstanding respectively.